INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Domestic Tax Authority
Income Tax Examination [Line Items]
Net operating loss and tax credit carry forward			$ 5,244
State and Local Jurisdiction
Income Tax Examination [Line Items]
Net operating loss and tax credit carry forward			$ 585
Nerdy LLC
Income Tax Examination [Line Items]
Economic interest, LLC ownership percentage		100.00%
Nerdy LLC | Nerdy Inc.
Income Tax Examination [Line Items]
Economic interest, LLC ownership percentage	52.90%		52.90%
Nerdy LLC | Class A Common Stock
Income Tax Examination [Line Items]
Economic interest, LLC ownership percentage	52.90%		52.90%